Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (343,068)	$ (101,288)	$ (299,540)
Net loss not subject to taxes	(418,027)	(253,605)	(244,045)
Net income (loss) subject to taxes	74,959	152,317	(55,495)
At applicable statutory tax rates	11,741	28,437	(15,784)
Permanent differences	(3,846)	(23,179)	2,424
Adjustments related to currency differences	(360)	(338)	5,847
Valuation allowance and other	292	17,737	7,415
Tax expense (recovery) related to current year	$ 7,827	$ 22,657	$ (98)